Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of cash and cash equivalents
	March 31,
	2022	2023
Cash on hand	255	125
Credit card collection in hand	167,837	207,235
Balances with bank	632,190	296,241
Total	800,282	503,601